INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of loss before Income Tax, Domestic and Foreign

	March 31,
	2022	2021
	$	$
Loss before income taxes arising in UK	(11,716,916)	(5,030,204)
Loss before income taxes arising in U.S.	(2,520,145)	(1,564,224)
Total loss before income tax benefit	(14,237,061)	(6,594,428)

Reconciliation of effective tax rate

	March 31,
	2022		2021
	$		$
Loss before income taxes	(14,237,061)		(6,594,428)
Expected tax benefit	(2,989,783)	(21%)	(1,384,830)	(21%)
Foreign tax differential	234,338	2%	100,604	2%
Enhanced research and development	(463,591)	(3%)	(259,861)	(4%)
Prior year true-up of NOL’s	2,401,930	17%	—	—
Other	74,579	1%	20,226	—
Change in valuation allowance	742,527	5%	1,523,861	23%
R&D credit received	350,256	2%	335,832	5%
Actual income tax benefit	350,256	2%	335,832	5%

Schedule of deferred income tax assets

	March 31,
	2022	2021
	$	$
Net operating tax loss carried forward	6,671,000	5,204,000
Research and development enhancement	335,000	1,057,000
Other items	(335,000)	(333,000)
Valuation allowance	(6,671,000)	(5,928,000)
Net deferred tax assets	—	—